Partners' Capital (Deficit) (Tables)	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Earn-out Consideration

The Earn-out Consideration will be paid as set forth below if the 20-day volume-weighted average price (“VWAP”) of the Class A Common Stock of SRII (the “Class A Common Stock”) equals or exceeds the following prices:

20-Day VWAP	Earn-Out Consideration
$14.00	10,714,285 Common Units
$16.00	9,375,000 Common Units
$18.00	13,888,889 Common Units
$20.00	12,500,000 Common Units